2. BASIS OF PREPARATION: Basis and Principle of Consolidation (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Basis and Principle of Consolidation

Basis and Principle of Consolidation

We consolidated financial statement reports for all the software-provider companies for the years ended December 31, 2024, and 2023 according to IFRS 8, paragraph 22. We have only one reportable segment since our seven operating segments are in the technology sector and have similar operating activities. We decided this based on the type of products and services each company offers, which is software licensing and software maintenance, the nature of the production processes, which is issuing new software licenses to customers, the type or class of customer for their products and services, which is users of software, and the methods used to distribute their products and services, which is online delivery.

Subsidiaries are all entities over which the Company has the power to govern the financial and operating policies generally accompanying a shareholding of more than one half of the voting rights. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the group controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases.

Inter-company transactions, balances, income, and expenses on transactions are eliminated on consolidation. Profits or losses resulting from intercompany transactions that are recognized in assets are also eliminated. The accounting policies of subsidiaries are consistent with the policies adopted by the Company.

The consolidated financial statements include financial statements of the Company and the subsidiaries listed below:

	Country of Incorporation	Economic interests
PacePlus, Inc.	United States of America	100%
SystemView, Inc.	United States of America	100%
ZigVoice, Inc.	United States of America	100%
ZenaTech, Inc.	Canada	100%
TillerStack, GmbH.	Germany	100%
PsPortals, Inc.	United States of America	100%
Interactive Systems, Inc.	United States of America	100%
interlinkONE, Inc.	United States of America	100%
ZooOffice, Inc.	United States of America	100%